UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Par
Municipal Bonds	(000)	Value
New Jersey - 144.8%
Corporate - 0.8%	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds
(Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	$2,500	$ 2,367,525
County/City/Special	Camden County, New Jersey, Improvement Authority, Lease
District/School	Revenue Bonds, 5.50%, 9/01/10 (a)(b)	1,540	1,639,961
District - 27.4%	East Orange, New Jersey, Board of Education, COP, 5.50%,
8/01/12 (b)	7,895	8,404,543
Essex County, New Jersey, Improvement Authority, Lease Revenue
Bonds (Correctional Facility Project), 6%,
10/01/10 (a)(c)	4,000	4,295,320
Essex County, New Jersey, Improvement Authority Revenue Bonds,
Series A, 5%, 10/01/13 (a)(c)	4,400	5,039,848
Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50%,
8/01/33 (d)	2,690	2,595,097
Hudson County, New Jersey, Improvement Authority, Parking
Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%,
1/01/44 (e)	3,600	3,700,584
Lafayette Yard, New Jersey, Community Development Revenue
Bonds (Hotel/Conference Center Project-Trenton), 6%,
4/01/10 (a)(f)	5,250	5,544,630
Middlesex County, New Jersey, COP, 5.25%, 6/15/23 (f)	1,550	1,552,247
Middlesex County, New Jersey, COP, Refunding, 5.50%,
8/01/16 (f)	1,375	1,479,335
Middlesex County, New Jersey, Improvement Authority Revenue
Bonds (Senior Citizens Housing Project), AMT, 5.50%, 9/01/30 (d)	500	463,860
Monmouth County, New Jersey, Improvement Authority,
Governmental Loan Revenue Refunding Bonds, 5.35%,	695	745,916
12/01/10 (a)(d)
Monmouth County, New Jersey, Improvement Authority,
Governmental Loan Revenue Refunding Bonds, 5.375%,
12/01/10 (a)(d)	535	574,408
Monmouth County, New Jersey, Improvement Authority,
Governmental Loan Revenue Refunding Bonds, 5.35%,
12/01/17 (d)	845	882,636
Monmouth County, New Jersey, Improvement Authority,
Governmental Loan Revenue Refunding Bonds, 5.375%,
12/01/18 (d)	935	977,000
Morristown, New Jersey, Parking Authority Revenue Bonds, 5%,
8/01/30 (f)	1,830	1,862,062
Morristown, New Jersey, Parking Authority Revenue Bonds, 5%,
8/01/33 (f)	3,000	3,036,180
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	EDA	Economic Development Authority
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	S/F	Single-Family

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Newark, New Jersey, Housing Authority, Port Authority-Port Newark
	Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds
	(City of Newark Redevelopment Projects), 4.375%, 1/01/37 (f)	$ 620 $	536,877
	North Bergen Township, New Jersey, Board of Education, COP, 6%,
	12/15/10 (a)(b)	1,000	1,095,230
	North Bergen Township, New Jersey, Board of Education, COP,
	6.25%, 12/15/10 (a)(b)	3,260	3,583,588
	Paterson, New Jersey, Public School District, COP, 6.125%,
	11/01/09 (a)(f)	1,980	2,056,131
	Paterson, New Jersey, Public School District, COP, 6.25%,
	11/01/09 (a)(f)	2,000	2,078,140
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5%,
	7/01/32 (b)(g)	4,605	3,811,006
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5%,
	7/01/33 (b)(g)	1,395	1,148,141
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5%,
	7/01/37 (b)(g)	1,470	1,196,021
	Salem County, New Jersey, Improvement Authority Revenue Bonds
	(Finlaw State Office Building Project), 5.375%, 8/15/28 (b)	500	522,570
	South Jersey Port Corporation of New Jersey, Revenue Refunding
	Bonds, 4.50%, 1/01/15	3,750	3,947,925
	South Jersey Port Corporation of New Jersey, Revenue Refunding
	Bonds, 4.50%, 1/01/16	1,920	2,008,397
	Trenton, New Jersey, Parking Authority, Parking Revenue Bonds,
	6.10%, 4/01/10 (a)(c)	8,650	9,091,323
	West Deptford Township, New Jersey, GO, 5.625%, 9/01/10 (a)(c)	8,580	9,151,171
			83,020,147
Education - 19.0%	New Jersey EDA, Lease Revenue Bonds (University of Medicine and
	Dentistry-International Center for Public Health Project), 6%,
	6/01/32 (d)	5,000	4,504,900
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Montclair State University), Series A, 5%, 7/01/21 (d)	1,200	1,278,708
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Montclair State University), Series A, 5%, 7/01/22 (d)	2,880	3,045,859
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rowan University), Series C, 5%, 7/01/14 (a)(f)	3,260	3,734,493
	New Jersey State Educational Facilities Authority Revenue Bonds
	(Rowan University), Series C, 5.125%, 7/01/14 (a)(f)	3,615	4,163,251
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (College of New Jersey), Series D, 5%,
	7/01/35 (b)	9,540	9,757,703
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Montclair State University), Series J, 4.25%,
	7/01/30 (f)	3,775	3,317,734

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Montclair State University), Series L, 5%,
	7/01/14 (a)(f)	$ 7,510	$ 8,603,080
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Ramapo College), Series I, 4.25%,
	7/01/31 (d)	1,250	1,093,538
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Ramapo College), Series I, 4.25%,
	7/01/36 (d)	900	764,802
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Rowan University), Series C, 5.25%,
	7/01/11 (a)(c)	790	868,874
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Rowan University), Series C, 5.25%,
	7/01/17 (c)(f)	2,135	2,286,841
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Rowan University), Series C, 5.25%,
	7/01/18 (c)(f)	2,535	2,709,712
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Rowan University), Series C, 5.25%,
	7/01/19 (c)(f)	2,370	2,474,256
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Stevens Institute of Technology), Series A, 5%,
	7/01/27	2,800	2,390,276
	New Jersey State Educational Facilities Authority, Revenue
	Refunding Bonds (Stevens Institute of Technology), Series A, 5%,
	7/01/34	900	706,842
	University of Medicine and Dentistry of New Jersey, COP, 5%,
	6/15/29 (f)	2,000	1,761,580
University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/27 (d)	4,740	4,094,981
			57,557,430
Health - 10.7%	New Jersey Health Care Facilities Financing Authority, Department
	of Human Services Revenue Bonds (Greystone Park Psychiatric
	Hospital Project), 5%, 9/15/23 (d)	10,775	10,780,172
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Society of the Valley Hospital), 5.375%, 7/01/25 (d)	2,820	2,439,131
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Somerset Medical Center), 5.50%, 7/01/33	2,135	1,107,488
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (South Jersey Hospital System), 6%, 7/01/12 (a)	5,440	6,220,314
	New Jersey Health Care Facilities Financing Authority Revenue
	Bonds (Virtua Health), 5.50%, 7/01/38 (e)	1,000	981,400
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (AHS Hospital Corporation), Series A,
	6%, 7/01/13 (d)(h)	4,000	4,673,560
3

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (a)	$ 1,525	$ 1,709,723
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (a)	530	602,329
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	925	968,355
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,975	1,980,490
	New Jersey Health Care Facilities Financing Authority, Revenue
Refunding Bonds (Meridian Health System Obligation Group), 5.375%,
	7/01/24 (b)	1,000	1,000,310
			32,463,272
Housing - 6.8%	New Jersey State Housing and Mortgage Finance Agency, Capital
	Fund Program Revenue Bonds, Series A, 4.70%, 11/01/25 (b)	10,840	10,527,266
	New Jersey State Housing and Mortgage Finance Agency, Home
	Buyer Revenue Bonds, AMT, Series U, 5.60%, 10/01/12 (f)	700	704,354
	New Jersey State Housing and Mortgage Finance Agency, Home
	Buyer Revenue Bonds, AMT, Series U, 5.65%, 10/01/13 (f)	2,075	2,088,197
	New Jersey State Housing and Mortgage Finance Agency, Home
	Buyer Revenue Bonds, AMT, Series U, 5.75%, 4/01/18 (f)	2,325	2,333,393
	New Jersey State Housing and Mortgage Finance Agency, Home
	Buyer Revenue Bonds, AMT, Series U, 5.85%, 4/01/29 (f)	610	610,506
	New Jersey State Housing and Mortgage Finance Agency Revenue
	Bonds, Series AA, 6.50%, 10/01/38	3,370	3,581,872
	New Jersey State Housing and Mortgage Finance Agency, S/F
	Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	800	675,192
			20,520,780
State - 52.1%	Garden State Preservation Trust of New Jersey, Capital
	Appreciation Revenue Bonds, Series B, 5.116%, 11/01/23 (b)(i)	9,000	4,597,920
	Garden State Preservation Trust of New Jersey, Capital
	Appreciation Revenue Bonds, Series B, 5.196%, 11/01/25 (b)(i)	10,000	4,483,800
	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation Revenue Bonds, Series A, 5.80%,
	11/01/21 (b)	1,960	2,227,795
	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation Revenue Bonds, Series A, 5.80%, 11/01/23	2,730	3,064,671
	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation, Revenue Refunding Bonds, Series C, 5.25%,
	11/01/20 (b)	5,000	5,804,700
	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation, Revenue Refunding Bonds, Series C, 5.25%,
	11/01/21 (b)	7,705	8,901,818

4

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	$ 2,700	$ 2,371,194
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (j)	2,000	1,476,940
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (j)	585	409,430
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (j)	1,180	839,664
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5.25%, 7/01/26 (f)	7,500	7,679,025
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5.25%, 7/01/33 (f)	11,105	11,074,017
New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
5%, 7/01/34 (f)	2,000	1,922,360
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series L, 5%, 3/01/30 (b)	9,000	9,108,360
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series O, 5.25%, 3/01/23	4,420	4,563,031
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series U, 5%, 9/01/37 (d)	2,500	2,458,900
New Jersey EDA, School Facilities Construction Revenue Bonds,
Series Z, 6%, 12/15/34 (e)	2,800	3,088,400
New Jersey EDA, School Facilities Construction, Revenue Refunding
Bonds, Series N-1, 5.50%, 9/01/27 (c)(f)	1,000	1,069,460
New Jersey EDA, State Lease Revenue Bonds (Liberty State Park
Project), Series C, 5%, 3/01/22 (b)	2,670	2,812,258
New Jersey EDA, State Lease Revenue Bonds (State Office Buildings
Projects), 6%, 6/15/10 (a)(d)	3,000	3,183,510
New Jersey EDA, State Lease Revenue Bonds (State Office Buildings
Projects), 6.25%, 6/15/10 (a)(d)	4,620	4,915,541
New Jersey Sports and Exposition Authority, Luxury Tax Revenue
Refunding Bonds (Convention Center), 5.50%, 3/01/21 (f)	5,890	6,423,870
New Jersey Sports and Exposition Authority, Luxury Tax Revenue
Refunding Bonds (Convention Center), 5.50%, 3/01/22 (f)	3,000	3,246,930
New Jersey Sports and Exposition Authority, State Contract Revenue
Bonds, Series A, 6%, 3/01/13 (f)	2,400	2,488,248
New Jersey State, COP (Equipment Lease Purchase Agreement),
Series A, 5.25%, 6/15/27	1,080	1,082,452
New Jersey State Educational Facilities Authority, Higher Education,
Capital Improvement Revenue Bonds, Series A,
5.125%, 9/01/12 (a)(d)	5,500	6,173,035
New Jersey State Educational Facilities Authority Revenue Bonds
(Capital Improvement Fund), Series A, 5.75%, 9/01/10 (a)(b)	9,420	10,048,314
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, CABS, Series C, 5.05%,
12/15/35 (d)(i)	1,400	268,464
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series A, 6%,
6/15/10 (a)	7,500	7,958,775

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5.625%,
	12/15/28 (e)	$ 2,000	$ 2,111,660
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series C, 4.715%,
	12/15/32 (b)(i)	4,050	948,875
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series C, 5.05%,
	12/15/36 (d)(i)	5,500	983,345
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series D, 5%, 6/15/19 (b)	7,800	8,265,348
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Refunding Bonds, Series A, 5.25%,
	12/15/20 (b)	10,750	11,762,650
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Refunding Bonds, Series B, 5.50%,
	12/15/21 (f)	9,165	10,006,622
			157,821,382
Tobacco - 1.9%	Tobacco Settlement Financing Corporation of New Jersey, Asset-
	Backed Revenue Bonds, 7%, 6/01/13 (a)	4,755	5,757,592
Transportation - 22.4%	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 5.50%, 1/01/12 (b)	5,000	5,117,700
	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 5.625%, 1/01/13 (b)	6,000	6,145,740
	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 5.75%, 1/01/15 (b)	500	512,800
	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 6%, 1/01/18 (b)	4,865	5,004,188
	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds, 6%, 1/01/19 (b)	5,525	5,596,162
	Delaware River Port Authority of Pennsylvania and New Jersey
	Revenue Bonds (Port District Project), Series B, 5.625%,
	1/01/26 (b)	2,425	2,429,122
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A, 5%, 12/15/32 (d)	1,425	1,429,874
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series C, 5.50%,
	6/15/13 (a)	1,030	1,191,679
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series B, 5.15%, 1/01/35 (d)(i)	7,615	5,439,318
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series C, 6.50%, 1/01/16 (f)	910	1,099,953
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series C, 6.50%, 1/01/16 (f)(h)	4,610	5,402,769

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	$ 5,175	$ 5,212,208
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	6,000	5,609,820
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/11 (f)	13,500	13,715,190
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	6.25%, 12/01/15 (f)	1,500	1,476,135
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/25 (f)	3,000	2,383,380
			67,766,038
Utilities - 3.7%	Atlantic Highlands, New Jersey, Highland Regional Sewer Authority,
	Sewer Revenue Refunding Bonds, 5.50%, 1/01/20 (c)(f)	1,875	1,951,031
	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-
	American Water Company, Inc. Project), AMT,
	Series A, 5.25%, 11/01/32 (d)	3,000	2,422,350
	North Hudson Sewage Authority, New Jersey, Sewer Revenue
	Refunding Bonds, 5.125%, 8/01/20 (f)	4,335	4,616,428
	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
	Bonds, CABS, Series A, 4.79%, 9/01/28 (f)(i)	6,600	2,201,298
			11,191,107
	Total Municipal Bonds in New Jersey		438,465,273
Puerto Rico - 9.2%
Health - 1.2%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Hospital Auxilio
	Mutuo Obligation Group), Series A, 6.25%, 7/01/24 (f)	1,780	1,765,190
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Hospital de la
	Concepcion), Series A, 6.50%, 11/15/20	1,750	1,792,560
			3,557,750
Housing - 2.1%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	6,285	6,334,463
State - 0.9%	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax and Capital Appreciation Revenue Bonds, Series A,
	4.355%, 7/01/37 (d)(i)	4,000	488,560
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (f)(k)	2,125	2,099,351
			2,587,911

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Transportation - 1.7%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%,
	7/01/31 (e)	$ 5,000 $	5,202,350
Utilities - 3.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (e)	6,870	6,365,605
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series RR, 5%, 7/01/28 (l)	4,100	3,714,354
			10,079,959
	Total Municipal Bonds in Puerto Rico		27,762,433
	Total Municipal Bonds - 154.0%		466,227,706
	Municipal Bonds Transferred to
New Jersey - 5.2%	Tender Option Bond Trusts (m)
Housing - 1.7%	New Jersey State Housing and Mortgage Finance Agency, Capital
	Fund Program Revenue Bonds, Series A, 5%, 8/15/07 (c)	4,790	4,961,099
State - 3.5%	Garden State Preservation Trust of New Jersey, Open Space and
	Farmland Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (c)	9,160	10,649,233
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 5.2%		15,610,332
	Total Long-Term Investments
	(Cost - $477,166,095) - 159.2%		481,838,038
	Short-Term Securities	Shares
Money Market Fund -	CMA New Jersey Municipal Money Fund, 0.33% (n)(o)	1,610,909	1,610,909
0.5%
	Total Short-Term Securities
	(Cost - $1,610,909) - 0.5%		1,610,909
	Total Investments (Cost - $478,777,004*) - 159.7%		483,448,947
	Other Assets Less Liabilities - 1.8%		5,299,695
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (3.1)%		(9,304,285)
	Preferred Shares, at Redemption Value - (58.4)%	(176,718,022)
	Net Assets Applicable to Common Shares - 100.0%		$302,726,335

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$471,163,404
Gross unrealized appreciation	$18,439,414
Gross unrealized depreciation	(15,418,871)
Net unrealized appreciation	$3,020,543

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) FSA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) Assured Guaranty Insured.

(f) NPFGC Insured.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(g) Represents a step-down bond that pays an initial coupon rate for the period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(h) Security is collateralized by Municipal or US Treasury Obligations.

(i) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j) Radian Insured.

(k) Commonwealth Guaranteed.

(l) CIFG Insured.

(m) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n) Represents the current yield as of report date.

(o) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	(8,139,997)	$60,603

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$1,610,909
Level 2	481,838,038
Level 3	-
Total	$483,448,947

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 19, 2009